SEGMENTED INFORMATION Schedule of revenue by geographical region (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
REVENUE BY GEOGRAPHICAL REGION
Revenue	$ 713,513	$ 793,602	$ 690,727
Americas [Member]
REVENUE BY GEOGRAPHICAL REGION
Revenue	300,104	314,169	227,905
Europe, Middle East and Africa [Member]
REVENUE BY GEOGRAPHICAL REGION
Revenue	147,091	167,812	168,400
Asia-Pacific [Member]
REVENUE BY GEOGRAPHICAL REGION
Revenue	$ 266,318	$ 311,621	$ 294,422